Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Contractual Maturities for Financial Liabilities on Undiscounted Basis

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

			Years ending December 31,
	2021	2022	2023	2024 and later	Total
	$	$	$	$	$
Credit facility¹	7,652	8,139	8,618	139,824	164,233
Accounts payable and accrued liabilities	5,204	-	-	-	5,204
Obligations under office leases¹	317	236	189	219	961
Other obligations¹	241	205	105	4,929	5,480
Total	13,414	8,580	8,912	144,972	175,878

¹Credit facility, Obligations under office leases and Other obligations include principal and interest/finance charges.